Standards issued but not yet effective (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of standards issued
Effective for accounting periods beginning on or after
Amendments to IFRS 4 Deferral of IFRS 9	January 1, 2021
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2	January 1, 2021
Amendments to IAS 37 Cost of Fulfilling a Contract	January 1, 2022
Amendments to IFRS 3 Reference to the Conceptual Framework	January 1, 2022
Annual Improvement 2018-2020 Cycle	January 1, 2022
Amendments to IAS 16 Proceeds before Intended Use	January 1, 2022
Amendments to IAS 1 Classification of Liabilities as Current or Non-Current	January 1, 2022
IFRS 17 Insurance Contracts	January 1, 2023